Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	$ 4,696	$ (17,942)	$ (14,437)
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized (losses) gains on cash flow hedges, net of tax, beginning of period	(17,942)	(14,437)	6,002
Changes associated with hedging transactions, net of tax	20,035	(26,108)	(8,483)
Reclassification of losses (gains) into earnings, net of tax	2,603	22,603	(11,956)
Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	$ 4,696	$ (17,942)	$ (14,437)